UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock	Preferred Stock	Additional Paid-in Capital	Accumulated Other Comprehensive (Loss) / Income	Retained Earnings
BALANCE, value, at Dec. 31, 2011	$ 182,361,077	$ 163,170	$ 0	$ 176,496,943	$ 0	$ 5,700,964
BALANCE, shares, at Dec. 31, 2011		16,317,000	0
Issuance of preferred stock, net of issuance costs, value	38,189,597		13,333	38,176,264
Issuance of preferred stock, net of issuance costs, shares			1,333,333
Share-based compensation, value	558,339	90		558,249
Share-based compensation, shares		9,000
Net income	6,648,374					6,648,374
Unrealized (loss) / gain on cash flow hedges	(216,807)				(216,807)
Dividends paid on common shares ($0.60 per share during the six months ended June 30, 2012 and $0.34 per share during the six months ended June 30, 2013)	(9,795,600)					(9,795,600)
Dividends on preferred shares	(205,833)					(205,833)
BALANCE, value, at Jun. 30, 2012	217,539,147	163,260	13,333	215,231,456	(216,807)	2,347,905
BALANCE, shares, at Jun. 30, 2012		16,326,000	1,333,333
BALANCE, value, at Dec. 31, 2012	220,779,283	209,267	6,407	218,810,448	(651,896)	2,405,057
BALANCE, shares, at Dec. 31, 2012		20,926,715	640,692
Issuance of common shares, net of issuance costs, value	19,942,163	40,000		19,902,163
Issuance of common shares, net of issuance costs, shares		4,000,000
Share-based compensation, value	991,453	340		991,113
Share-based compensation, shares		34,000
Net income	7,448,858					7,448,858
Unrealized (loss) / gain on cash flow hedges	774,846				774,846
Dividends paid on common shares ($0.60 per share during the six months ended June 30, 2012 and $0.34 per share during the six months ended June 30, 2013)	(8,486,643)			(3,086,300)		(5,400,343)
Dividends on preferred shares	(937,012)					(937,012)
BALANCE, value, at Jun. 30, 2013	$ 240,512,947	$ 249,607	$ 6,407	$ 236,617,424	$ 122,950	$ 3,516,559
BALANCE, shares, at Jun. 30, 2013		24,960,715	640,692